Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 1,200,000	$ 987,000	$ 5,045,000	$ 4,454,000
Operating expenses (income):
Cost of revenues	682,000	471,000	2,963,000	2,174,000
Research and development	0	6,000	53,000	64,000
Gain on sale of intangible assets	(750,000)	0	(4,000,000)	0
Gain on sale of property and equipment			0	(29,000)
Impairment of property and equipment	0	36,000	36,000	0
Change in fair value of contingent consideration	(1,000,000)	0
Impairment of ROU asset			0	113,000
Selling, general and administrative	1,738,000	2,062,000	9,641,000	8,234,000
Total operating expenses	670,000	2,575,000	8,693,000	10,556,000
Loss from operations	530,000	(1,588,000)	(3,648,000)	(6,102,000)
Interest income	207,000	45,000	782,000	695,000
Other income , net	0	3,000	31,000	48,000
Valuation loss on March 2023 PIPE			0	(6,076,000)
Change in fair value of common stock warrant and option liabilities	1,862,000	593,000	(1,474,000)	6,544,000
Issuance and offering costs allocated to liability classified options			0	(430,000)
Net loss from continuing operations before income taxes			(4,309,000)	(5,321,000)
Income tax expense			(8,000)	(8,000)
Net income (loss) from continuing operations	2,599,000	(947,000)	(4,317,000)	(5,329,000)
Net loss from discontinued operations	0	(1,476,000)
Net loss	2,599,000	(2,423,000)	(7,038,000)	(13,986,000)
Net loss attributable to non-controlling interest			0	(5,000)
Net income (loss) attributable to common stockholders	$ 2,599,000	$ (2,423,000)	$ (7,038,000)	$ (13,981,000)
Net loss per share attributable to common stockholders:
Basic net income (loss) per share attributable to common stockholders from continuing operations	$ 1.9	$ (0.7)	$ (3.17)	$ (4.3)
Diluted net income (loss) per share attributable to common stockholders from continuing operations	1.9	(0.7)	(3.17)	(4.3)
Basic net income (loss) per share attributable to common stockholders from discontinued operations	0	(1.08)	(2)	(6.99)
Diluted net income (loss) per share attributable to common stockholders from discontinued operations	0	(1.08)	(2)	(6.99)
Net income (loss) per basic share attributable to common stockholders	1.9	(1.78)	(5.17)	(11.29)
Net income (loss) per diluted share attributable to common stockholders	$ 1.9	$ (1.78)	$ (5.17)	$ (11.29)
Weighted-average number of shares used in per share calculations:
Weighted average shares - Basic	1,366,060	1,361,657	1,363,303	1,236,934
Weighted average shares - Diluted	1,366,203	1,361,657	1,363,303	1,236,934
Other comprehensive income (loss), net of tax
Unrealized gains on available-for-sale securities	$ 0	$ 60,000	$ 127,000	$ 101,000
Reclassification adjustment for gains on available-for-sale securities included in net loss			(228,000)	0
Other comprehensive income	0	60,000
OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax, Total		60,000	(101,000)	101,000
Comprehensive loss	2,599,000	(2,363,000)	(7,139,000)	(13,880,000)
Body Care
Operating expenses (income):
Net loss from discontinued operations			0	(821,000)
Good Wheat [Member]
Operating expenses (income):
Net loss from discontinued operations			(2,721,000)	(7,836,000)
Product
Revenues:
Total revenues	$ 1,200,000	$ 987,000	5,012,000	4,437,000
License
Revenues:
Total revenues			7,000	17,000
Royalty
Revenues:
Total revenues			$ 26,000	$ 0